Federal Income Tax Status - Additional Information (Details) - EBP 001	12 Months Ended
Dec. 31, 2024
Employee Benefit Plan, Tax Status [Line Items]
Opinion letter received, date	Jun. 30, 2020
Opinion letter obtained	true